Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SSGA FUNDS
Entity Central Index Key	0000826686
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000143790
Shareholder Report [Line Items]
Fund Name	State Street International Stock Selection Fund
Class Name	Class A
Trading Symbol	SSILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.24%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Value and Sentiment-based factors were the primary drivers of Fund performance during the reporting period relative to the Index. Both themes yielded positive returns as companies with lower valuation and good market sentiment outperformed their more expensive and unfavored peers. Stock selection in each of the Industrials, Consumer Discretionary and Health Care sectors was the largest positive contribution to Fund performance. At the regional level, stock selection was most successful in Europe and Asia Pacific ex Japan.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	SSILX with load	MSCI EAFE Net Dividend Index
08/31/14	$9,477	$10,000
09/30/14	$9,181	$9,616
10/31/14	$9,072	$9,476
11/30/14	$9,232	$9,605
12/31/14	$8,890	$9,272
01/31/15	$9,001	$9,317
02/28/15	$9,512	$9,874
03/31/15	$9,384	$9,724
04/30/15	$9,742	$10,122
05/31/15	$9,818	$10,070
06/30/15	$9,529	$9,784
07/31/15	$9,640	$9,988
08/31/15	$9,061	$9,253
09/30/15	$8,677	$8,783
10/31/15	$9,256	$9,470
11/30/15	$9,146	$9,322
12/31/15	$8,939	$9,197
01/31/16	$8,396	$8,532
02/29/16	$8,134	$8,375
03/31/16	$8,598	$8,920
04/30/16	$8,869	$9,179
05/31/16	$8,834	$9,095
06/30/16	$8,449	$8,790
07/31/16	$8,825	$9,235
08/31/16	$8,799	$9,242
09/30/16	$8,957	$9,355
10/31/16	$8,799	$9,164
11/30/16	$8,677	$8,982
12/31/16	$8,939	$9,289
01/31/17	$9,245	$9,558
02/28/17	$9,280	$9,695
03/31/17	$9,523	$9,962
04/30/17	$9,810	$10,215
05/31/17	$10,196	$10,590
06/30/17	$10,232	$10,571
07/31/17	$10,519	$10,876
08/31/17	$10,555	$10,872
09/30/17	$10,743	$11,143
10/31/17	$10,869	$11,312
11/30/17	$10,824	$11,431
12/31/17	$10,937	$11,614
01/31/18	$11,300	$12,197
02/28/18	$10,751	$11,646
03/31/18	$10,602	$11,436
04/30/18	$10,713	$11,697
05/31/18	$10,471	$11,434
06/30/18	$10,229	$11,295
07/31/18	$10,471	$11,573
08/31/18	$10,201	$11,349
09/30/18	$10,322	$11,448
10/31/18	$9,568	$10,537
11/30/18	$9,364	$10,523
12/31/18	$8,968	$10,012
01/31/19	$9,647	$10,670
02/28/19	$9,844	$10,942
03/31/19	$9,923	$11,011
04/30/19	$10,051	$11,321
05/31/19	$9,470	$10,777
06/30/19	$10,031	$11,417
07/31/19	$9,687	$11,272
08/31/19	$9,441	$10,980
09/30/19	$9,716	$11,294
10/31/19	$10,031	$11,700
11/30/19	$10,110	$11,832
12/31/19	$10,448	$12,217
01/31/20	$10,184	$11,961
02/29/20	$9,301	$10,880
03/31/20	$7,798	$9,428
04/30/20	$8,367	$10,037
05/31/20	$8,702	$10,474
06/30/20	$9,007	$10,831
07/31/20	$9,159	$11,083
08/31/20	$9,606	$11,653
09/30/20	$9,372	$11,350
10/31/20	$8,946	$10,897
11/30/20	$10,174	$12,586
12/31/20	$10,722	$13,171
01/31/21	$10,619	$13,031
02/28/21	$10,846	$13,323
03/31/21	$11,301	$13,630
04/30/21	$11,673	$14,040
05/31/21	$12,189	$14,498
06/30/21	$12,013	$14,334
07/31/21	$12,034	$14,442
08/31/21	$12,230	$14,697
09/30/21	$11,745	$14,271
10/31/21	$12,024	$14,622
11/30/21	$11,435	$13,941
12/31/21	$12,054	$14,655
01/31/22	$11,774	$13,947
02/28/22	$11,397	$13,700
03/31/22	$11,559	$13,788
04/30/22	$10,891	$12,896
05/31/22	$11,160	$12,993
06/30/22	$9,868	$11,787
07/31/22	$10,352	$12,375
08/31/22	$9,814	$11,787
09/30/22	$8,780	$10,684
10/31/22	$9,394	$11,259
11/30/22	$10,546	$12,527
12/31/22	$10,389	$12,537
01/31/23	$11,179	$13,552
02/28/23	$10,941	$13,269
03/31/23	$11,070	$13,598
04/30/23	$11,308	$13,982
05/31/23	$10,746	$13,391
06/30/23	$11,384	$14,000
07/31/23	$11,730	$14,453
08/31/23	$11,254	$13,899
09/30/23	$11,006	$13,424
10/31/23	$10,530	$12,880
11/30/23	$11,362	$14,076
12/31/23	$11,913	$14,824
01/31/24	$11,968	$14,909
02/29/24	$12,233	$15,182
03/31/24	$12,797	$15,681
04/30/24	$12,465	$15,279
05/31/24	$13,150	$15,871
06/30/24	$12,708	$15,615
07/31/24	$13,095	$16,073
08/31/24	$13,492	$16,596

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSILX (Net Asset Value)	19.89%	7.40%	3.60%
SSILX (Adjusted for the 5.25% Maximum Sales Charge)	13.56%	6.25%	3.04%
MSCI EAFE Net Dividend Index	19.40%	8.61%	5.20%

AssetsNet	$ 139,639,104
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 644,803
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2024

Statistic	Value
Total Net Assets	$139,639,104
Number of Portfolio Holdings	176
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$644,803

Holdings [Text Block]

Top Ten Countries

Country	% Value of Total Net Assets
Japan	22.0%
United Kingdom	10.4%
Germany	9.5%
France	9.0%
United States	7.6%
Australia	5.9%
Switzerland	5.3%
Netherlands	5.1%
Italy	4.0%
Spain	3.9%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000143792
Shareholder Report [Line Items]
Fund Name	State Street International Stock Selection Fund
Class Name	Class I
Trading Symbol	SSIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.84%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Value and Sentiment-based factors were the primary drivers of Fund performance during the reporting period relative to the Index. Both themes yielded positive returns as companies with lower valuation and good market sentiment outperformed their more expensive and unfavored peers. Stock selection in each of the Industrials, Consumer Discretionary and Health Care sectors was the largest positive contribution to Fund performance. At the regional level, stock selection was most successful in Europe and Asia Pacific ex Japan.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	SSIPX	MSCI EAFE Net Dividend Index
08/31/14	$10,000	$10,000
09/30/14	$9,680	$9,616
10/31/14	$9,564	$9,476
11/30/14	$9,742	$9,605
12/31/14	$9,381	$9,272
01/31/15	$9,507	$9,317
02/28/15	$10,047	$9,874
03/31/15	$9,912	$9,724
04/30/15	$10,299	$10,122
05/31/15	$10,380	$10,070
06/30/15	$10,074	$9,784
07/31/15	$10,182	$9,988
08/31/15	$9,579	$9,253
09/30/15	$9,174	$8,783
10/31/15	$9,786	$9,470
11/30/15	$9,678	$9,322
12/31/15	$9,469	$9,197
01/31/16	$8,887	$8,532
02/29/16	$8,619	$8,375
03/31/16	$9,099	$8,920
04/30/16	$9,395	$9,179
05/31/16	$9,367	$9,095
06/30/16	$8,951	$8,790
07/31/16	$9,358	$9,235
08/31/16	$9,330	$9,242
09/30/16	$9,496	$9,355
10/31/16	$9,339	$9,164
11/30/16	$9,201	$8,982
12/31/16	$9,489	$9,289
01/31/17	$9,811	$9,558
02/28/17	$9,859	$9,695
03/31/17	$10,115	$9,962
04/30/17	$10,429	$10,215
05/31/17	$10,837	$10,590
06/30/17	$10,875	$10,571
07/31/17	$11,189	$10,876
08/31/17	$11,217	$10,872
09/30/17	$11,426	$11,143
10/31/17	$11,559	$11,312
11/30/17	$11,512	$11,431
12/31/17	$11,629	$11,614
01/31/18	$12,024	$12,197
02/28/18	$11,452	$11,646
03/31/18	$11,304	$11,436
04/30/18	$11,422	$11,697
05/31/18	$11,175	$11,434
06/30/18	$10,929	$11,295
07/31/18	$11,185	$11,573
08/31/18	$10,899	$11,349
09/30/18	$11,027	$11,448
10/31/18	$10,228	$10,537
11/30/18	$10,020	$10,523
12/31/18	$9,598	$10,012
01/31/19	$10,322	$10,670
02/28/19	$10,543	$10,942
03/31/19	$10,637	$11,011
04/30/19	$10,763	$11,321
05/31/19	$10,154	$10,777
06/30/19	$10,753	$11,417
07/31/19	$10,385	$11,272
08/31/19	$10,133	$10,980
09/30/19	$10,438	$11,294
10/31/19	$10,774	$11,700
11/30/19	$10,858	$11,832
12/31/19	$11,229	$12,217
01/31/20	$10,946	$11,961
02/29/20	$9,990	$10,880
03/31/20	$8,381	$9,428
04/30/20	$9,001	$10,037
05/31/20	$9,359	$10,474
06/30/20	$9,685	$10,831
07/31/20	$9,859	$11,083
08/31/20	$10,338	$11,653
09/30/20	$10,088	$11,350
10/31/20	$9,642	$10,897
11/30/20	$10,957	$12,586
12/31/20	$11,551	$13,171
01/31/21	$11,441	$13,031
02/28/21	$11,707	$13,323
03/31/21	$12,194	$13,630
04/30/21	$12,594	$14,040
05/31/21	$13,170	$14,498
06/30/21	$12,970	$14,334
07/31/21	$13,004	$14,442
08/31/21	$13,225	$14,697
09/30/21	$12,704	$14,271
10/31/21	$13,004	$14,622
11/30/21	$12,372	$13,941
12/31/21	$13,054	$14,655
01/31/22	$12,753	$13,947
02/28/22	$12,346	$13,700
03/31/22	$12,532	$13,788
04/30/22	$11,812	$12,896
05/31/22	$12,102	$12,993
06/30/22	$10,708	$11,787
07/31/22	$11,243	$12,375
08/31/22	$10,650	$11,787
09/30/22	$9,535	$10,684
10/31/22	$10,197	$11,259
11/30/22	$11,463	$12,527
12/31/22	$11,295	$12,537
01/31/23	$12,163	$13,552
02/28/23	$12,054	$13,269
03/31/23	$12,199	$13,598
04/30/23	$12,464	$13,982
05/31/23	$11,849	$13,391
06/30/23	$12,560	$14,000
07/31/23	$12,945	$14,453
08/31/23	$12,548	$13,899
09/30/23	$12,271	$13,424
10/31/23	$11,753	$12,880
11/30/23	$12,680	$14,076
12/31/23	$13,302	$14,824
01/31/24	$13,366	$14,909
02/29/24	$13,672	$15,182
03/31/24	$14,310	$15,681
04/30/24	$13,940	$15,279
05/31/24	$14,718	$15,871
06/30/24	$14,220	$15,615
07/31/24	$14,654	$16,073
08/31/24	$15,113	$16,596

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSIPX	20.44%	8.32%	4.22%
MSCI EAFE Net Dividend Index	19.40%	8.61%	5.20%

AssetsNet	$ 139,639,104
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 644,803
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2024

Statistic	Value
Total Net Assets	$139,639,104
Number of Portfolio Holdings	176
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$644,803

Holdings [Text Block]

Top Ten Countries

Country	% Value of Total Net Assets
Japan	22.0%
United Kingdom	10.4%
Germany	9.5%
France	9.0%
United States	7.6%
Australia	5.9%
Switzerland	5.3%
Netherlands	5.1%
Italy	4.0%
Spain	3.9%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000143793
Shareholder Report [Line Items]
Fund Name	State Street International Stock Selection Fund
Class Name	Class K
Trading Symbol	SSIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Value and Sentiment-based factors were the primary drivers of Fund performance during the reporting period relative to the Index. Both themes yielded positive returns as companies with lower valuation and good market sentiment outperformed their more expensive and unfavored peers. Stock selection in each of the Industrials, Consumer Discretionary and Health Care sectors was the largest positive contribution to Fund performance. At the regional level, stock selection was most successful in Europe and Asia Pacific ex Japan.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	SSIQX	MSCI EAFE Net Dividend Index
08/31/14	$10,000	$10,000
09/30/14	$9,689	$9,616
10/31/14	$9,573	$9,476
11/30/14	$9,751	$9,605
12/31/14	$9,392	$9,272
01/31/15	$9,518	$9,317
02/28/15	$10,058	$9,874
03/31/15	$9,923	$9,724
04/30/15	$10,309	$10,122
05/31/15	$10,399	$10,070
06/30/15	$10,093	$9,784
07/31/15	$10,210	$9,988
08/31/15	$9,599	$9,253
09/30/15	$9,194	$8,783
10/31/15	$9,815	$9,470
11/30/15	$9,707	$9,322
12/31/15	$9,494	$9,197
01/31/16	$8,911	$8,532
02/29/16	$8,642	$8,375
03/31/16	$9,124	$8,920
04/30/16	$9,420	$9,179
05/31/16	$9,392	$9,095
06/30/16	$8,976	$8,790
07/31/16	$9,383	$9,235
08/31/16	$9,364	$9,242
09/30/16	$9,531	$9,355
10/31/16	$9,364	$9,164
11/30/16	$9,235	$8,982
12/31/16	$9,525	$9,289
01/31/17	$9,850	$9,558
02/28/17	$9,897	$9,695
03/31/17	$10,155	$9,962
04/30/17	$10,469	$10,215
05/31/17	$10,879	$10,590
06/30/17	$10,918	$10,571
07/31/17	$11,232	$10,876
08/31/17	$11,261	$10,872
09/30/17	$11,480	$11,143
10/31/17	$11,604	$11,312
11/30/17	$11,556	$11,431
12/31/17	$11,679	$11,614
01/31/18	$12,075	$12,197
02/28/18	$11,500	$11,646
03/31/18	$11,351	$11,436
04/30/18	$11,470	$11,697
05/31/18	$11,223	$11,434
06/30/18	$10,975	$11,295
07/31/18	$11,223	$11,573
08/31/18	$10,945	$11,349
09/30/18	$11,074	$11,448
10/31/18	$10,271	$10,537
11/30/18	$10,063	$10,523
12/31/18	$9,642	$10,012
01/31/19	$10,370	$10,670
02/28/19	$10,592	$10,942
03/31/19	$10,687	$11,011
04/30/19	$10,813	$11,321
05/31/19	$10,202	$10,777
06/30/19	$10,803	$11,417
07/31/19	$10,434	$11,272
08/31/19	$10,180	$10,980
09/30/19	$10,486	$11,294
10/31/19	$10,824	$11,700
11/30/19	$10,908	$11,832
12/31/19	$11,291	$12,217
01/31/20	$10,996	$11,961
02/29/20	$10,045	$10,880
03/31/20	$8,427	$9,428
04/30/20	$9,050	$10,037
05/31/20	$9,411	$10,474
06/30/20	$9,750	$10,831
07/31/20	$9,925	$11,083
08/31/20	$10,406	$11,653
09/30/20	$10,154	$11,350
10/31/20	$9,706	$10,897
11/30/20	$11,029	$12,586
12/31/20	$11,631	$13,171
01/31/21	$11,520	$13,031
02/28/21	$11,776	$13,323
03/31/21	$12,279	$13,630
04/30/21	$12,681	$14,040
05/31/21	$13,261	$14,498
06/30/21	$13,060	$14,334
07/31/21	$13,094	$14,442
08/31/21	$13,317	$14,697
09/30/21	$12,803	$14,271
10/31/21	$13,094	$14,622
11/30/21	$12,457	$13,941
12/31/21	$13,153	$14,655
01/31/22	$12,849	$13,947
02/28/22	$12,439	$13,700
03/31/22	$12,615	$13,788
04/30/22	$11,901	$12,896
05/31/22	$12,194	$12,993
06/30/22	$10,789	$11,787
07/31/22	$11,328	$12,375
08/31/22	$10,731	$11,787
09/30/22	$9,608	$10,684
10/31/22	$10,275	$11,259
11/30/22	$11,550	$12,527
12/31/22	$11,389	$12,537
01/31/23	$12,263	$13,552
02/28/23	$12,154	$13,269
03/31/23	$12,299	$13,598
04/30/23	$12,567	$13,982
05/31/23	$11,947	$13,391
06/30/23	$12,664	$14,000
07/31/23	$13,052	$14,453
08/31/23	$12,664	$13,899
09/30/23	$12,384	$13,424
10/31/23	$11,850	$12,880
11/30/23	$12,797	$14,076
12/31/23	$13,426	$14,824
01/31/24	$13,490	$14,909
02/29/24	$13,799	$15,182
03/31/24	$14,443	$15,681
04/30/24	$14,069	$15,279
05/31/24	$14,855	$15,871
06/30/24	$14,353	$15,615
07/31/24	$14,803	$16,073
08/31/24	$15,254	$16,596

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSIQX	20.45%	8.42%	4.31%
MSCI EAFE Net Dividend Index	19.40%	8.61%	5.20%

AssetsNet	$ 139,639,104
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 644,803
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2024

Statistic	Value
Total Net Assets	$139,639,104
Number of Portfolio Holdings	176
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$644,803

Holdings [Text Block]

Top Ten Countries

Country	% Value of Total Net Assets
Japan	22.0%
United Kingdom	10.4%
Germany	9.5%
France	9.0%
United States	7.6%
Australia	5.9%
Switzerland	5.3%
Netherlands	5.1%
Italy	4.0%
Spain	3.9%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000014139
Shareholder Report [Line Items]
Fund Name	State Street International Stock Selection Fund
Class Name	Class N
Trading Symbol	SSAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Value and Sentiment-based factors were the primary drivers of Fund performance during the reporting period relative to the Index. Both themes yielded positive returns as companies with lower valuation and good market sentiment outperformed their more expensive and unfavored peers. Stock selection in each of the Industrials, Consumer Discretionary and Health Care sectors was the largest positive contribution to Fund performance. At the regional level, stock selection was most successful in Europe and Asia Pacific ex Japan.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	SSAIX	MSCI EAFE Net Dividend Index
08/31/14	$10,000	$10,000
09/30/14	$9,680	$9,616
10/31/14	$9,564	$9,476
11/30/14	$9,742	$9,605
12/31/14	$9,381	$9,272
01/31/15	$9,497	$9,317
02/28/15	$10,037	$9,874
03/31/15	$9,902	$9,724
04/30/15	$10,288	$10,122
05/31/15	$10,369	$10,070
06/30/15	$10,063	$9,784
07/31/15	$10,180	$9,988
08/31/15	$9,569	$9,253
09/30/15	$9,165	$8,783
10/31/15	$9,776	$9,470
11/30/15	$9,668	$9,322
12/31/15	$9,458	$9,197
01/31/16	$8,877	$8,532
02/29/16	$8,610	$8,375
03/31/16	$9,098	$8,920
04/30/16	$9,393	$9,179
05/31/16	$9,356	$9,095
06/30/16	$8,942	$8,790
07/31/16	$9,347	$9,235
08/31/16	$9,319	$9,242
09/30/16	$9,485	$9,355
10/31/16	$9,319	$9,164
11/30/16	$9,190	$8,982
12/31/16	$9,482	$9,289
01/31/17	$9,804	$9,558
02/28/17	$9,842	$9,695
03/31/17	$10,097	$9,962
04/30/17	$10,401	$10,215
05/31/17	$10,808	$10,590
06/30/17	$10,855	$10,571
07/31/17	$11,158	$10,876
08/31/17	$11,187	$10,872
09/30/17	$11,395	$11,143
10/31/17	$11,528	$11,312
11/30/17	$11,480	$11,431
12/31/17	$11,591	$11,614
01/31/18	$11,984	$12,197
02/28/18	$11,414	$11,646
03/31/18	$11,257	$11,436
04/30/18	$11,375	$11,697
05/31/18	$11,130	$11,434
06/30/18	$10,874	$11,295
07/31/18	$11,130	$11,573
08/31/18	$10,845	$11,349
09/30/18	$10,972	$11,448
10/31/18	$10,177	$10,537
11/30/18	$9,961	$10,523
12/31/18	$9,544	$10,012
01/31/19	$10,263	$10,670
02/28/19	$10,482	$10,942
03/31/19	$10,565	$11,011
04/30/19	$10,700	$11,321
05/31/19	$10,086	$10,777
06/30/19	$10,680	$11,417
07/31/19	$10,315	$11,272
08/31/19	$10,065	$10,980
09/30/19	$10,357	$11,294
10/31/19	$10,700	$11,700
11/30/19	$10,784	$11,832
12/31/19	$11,143	$12,217
01/31/20	$10,863	$11,961
02/29/20	$9,915	$10,880
03/31/20	$8,322	$9,428
04/30/20	$8,925	$10,037
05/31/20	$9,291	$10,474
06/30/20	$9,614	$10,831
07/31/20	$9,786	$11,083
08/31/20	$10,260	$11,653
09/30/20	$10,012	$11,350
10/31/20	$9,560	$10,897
11/30/20	$10,863	$12,586
12/31/20	$11,461	$13,171
01/31/21	$11,351	$13,031
02/28/21	$11,603	$13,323
03/31/21	$12,097	$13,630
04/30/21	$12,481	$14,040
05/31/21	$13,051	$14,498
06/30/21	$12,854	$14,334
07/31/21	$12,876	$14,442
08/31/21	$13,095	$14,697
09/30/21	$12,590	$14,271
10/31/21	$12,876	$14,622
11/30/21	$12,251	$13,941
12/31/21	$12,924	$14,655
01/31/22	$12,625	$13,947
02/28/22	$12,224	$13,700
03/31/22	$12,396	$13,788
04/30/22	$11,685	$12,896
05/31/22	$11,972	$12,993
06/30/22	$10,584	$11,787
07/31/22	$11,112	$12,375
08/31/22	$10,527	$11,787
09/30/22	$9,426	$10,684
10/31/22	$10,080	$11,259
11/30/22	$11,330	$12,527
12/31/22	$11,165	$12,537
01/31/23	$12,020	$13,552
02/28/23	$11,901	$13,269
03/31/23	$12,043	$13,598
04/30/23	$12,316	$13,982
05/31/23	$11,699	$13,391
06/30/23	$12,399	$14,000
07/31/23	$12,779	$14,453
08/31/23	$12,399	$13,899
09/30/23	$12,115	$13,424
10/31/23	$11,593	$12,880
11/30/23	$12,506	$14,076
12/31/23	$13,122	$14,824
01/31/24	$13,185	$14,909
02/29/24	$13,486	$15,182
03/31/24	$14,113	$15,681
04/30/24	$13,749	$15,279
05/31/24	$14,514	$15,871
06/30/24	$14,013	$15,615
07/31/24	$14,452	$16,073
08/31/24	$14,891	$16,596

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSAIX	20.09%	8.15%	4.06%
MSCI EAFE Net Dividend Index	19.40%	8.61%	5.20%

AssetsNet	$ 139,639,104
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 644,803
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2024

Statistic	Value
Total Net Assets	$139,639,104
Number of Portfolio Holdings	176
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$644,803

Holdings [Text Block]

Top Ten Countries

Country	% Value of Total Net Assets
Japan	22.0%
United Kingdom	10.4%
Germany	9.5%
France	9.0%
United States	7.6%
Australia	5.9%
Switzerland	5.3%
Netherlands	5.1%
Italy	4.0%
Spain	3.9%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000014159
Shareholder Report [Line Items]
Fund Name	State Street S&P 500 Index Fund
Class Name	Class N
Trading Symbol	SVSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street S&P 500 Index Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$18	0.16%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

All but three months posted positive returns over the reporting period. US stocks rallied in Q4 of 2023, supported by prospects of rate cuts in 2024. Most sectors performed well over the quarter, except for energy, which was dragged down by weak crude prices over the quarter. US equities rallied for a second straight quarter in Q1 2024. At 10.4%, the S&P 500 Index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. Within sectors, communications services fared the best. The A.I. theme was one of the key tailwinds in Q1 2024, helping to drive select big tech and momentum factor outperformance. The S&P 500 Index returned a 4.2% for Q2 of 2024. There was a tough start to the quarter in April, but the momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. The S&P 500 ended July above 5,500, reflecting a gain of 1.2% over the month. US equity markets gained in August, with the S&P 500 rising 2.4% and only consumer discretionary and energy being in the red.

The Fund used futures in order to expose cash and dividends to the market during the reporting period. The Fund’s use of futures detracted from the Fund’s performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
Line Graph [Table Text Block]
	SVSPX	S&P 500 Index
08/31/14	$10,000	$10,000
09/30/14	$9,860	$9,860
10/31/14	$10,097	$10,101
11/30/14	$10,368	$10,372
12/31/14	$10,341	$10,346
01/31/15	$10,030	$10,036
02/28/15	$10,604	$10,612
03/31/15	$10,434	$10,444
04/30/15	$10,533	$10,545
05/31/15	$10,667	$10,680
06/30/15	$10,458	$10,474
07/31/15	$10,678	$10,693
08/31/15	$10,036	$10,048
09/30/15	$9,786	$9,799
10/31/15	$10,612	$10,626
11/30/15	$10,641	$10,657
12/31/15	$10,473	$10,489
01/31/16	$9,952	$9,969
02/29/16	$9,935	$9,955
03/31/16	$10,609	$10,631
04/30/16	$10,652	$10,672
05/31/16	$10,841	$10,864
06/30/16	$10,865	$10,892
07/31/16	$11,265	$11,293
08/31/16	$11,278	$11,309
09/30/16	$11,279	$11,311
10/31/16	$11,071	$11,105
11/30/16	$11,479	$11,516
12/31/16	$11,706	$11,744
01/31/17	$11,924	$11,967
02/28/17	$12,398	$12,442
03/31/17	$12,411	$12,456
04/30/17	$12,538	$12,584
05/31/17	$12,712	$12,761
06/30/17	$12,791	$12,841
07/31/17	$13,049	$13,105
08/31/17	$13,089	$13,145
09/30/17	$13,356	$13,416
10/31/17	$13,667	$13,729
11/30/17	$14,087	$14,150
12/31/17	$14,243	$14,308
01/31/18	$15,054	$15,127
02/28/18	$14,492	$14,569
03/31/18	$14,119	$14,199
04/30/18	$14,172	$14,254
05/31/18	$14,512	$14,597
06/30/18	$14,595	$14,687
07/31/18	$15,139	$15,233
08/31/18	$15,630	$15,730
09/30/18	$15,717	$15,819
10/31/18	$14,642	$14,738
11/30/18	$14,935	$15,038
12/31/18	$13,585	$13,680
01/31/19	$14,673	$14,777
02/28/19	$15,140	$15,251
03/31/19	$15,435	$15,547
04/30/19	$16,056	$16,177
05/31/19	$15,033	$15,149
06/30/19	$16,092	$16,217
07/31/19	$16,322	$16,450
08/31/19	$16,053	$16,189
09/30/19	$16,353	$16,492
10/31/19	$16,706	$16,849
11/30/19	$17,307	$17,461
12/31/19	$17,832	$17,988
01/31/20	$17,818	$17,981
02/29/20	$16,347	$16,501
03/31/20	$14,364	$14,463
04/30/20	$16,203	$16,317
05/31/20	$16,975	$17,094
06/30/20	$17,320	$17,434
07/31/20	$18,296	$18,417
08/31/20	$19,608	$19,740
09/30/20	$18,857	$18,990
10/31/20	$18,356	$18,485
11/30/20	$20,368	$20,509
12/31/20	$21,147	$21,297
01/31/21	$20,929	$21,082
02/28/21	$21,506	$21,664
03/31/21	$22,449	$22,612
04/30/21	$23,646	$23,819
05/31/21	$23,808	$23,986
06/30/21	$24,359	$24,546
07/31/21	$24,933	$25,129
08/31/21	$25,689	$25,893
09/30/21	$24,493	$24,688
10/31/21	$26,207	$26,418
11/30/21	$26,018	$26,235
12/31/21	$27,183	$27,411
01/31/22	$25,771	$25,992
02/28/22	$24,998	$25,214
03/31/22	$25,924	$26,150
04/30/22	$23,655	$23,870
05/31/22	$23,698	$23,914
06/30/22	$21,740	$21,940
07/31/22	$23,745	$23,963
08/31/22	$22,771	$22,986
09/30/22	$20,669	$20,869
10/31/22	$22,339	$22,558
11/30/22	$23,586	$23,819
12/31/22	$22,223	$22,446
01/31/23	$23,619	$23,857
02/28/23	$23,041	$23,275
03/31/23	$23,884	$24,129
04/30/23	$24,253	$24,506
05/31/23	$24,356	$24,612
06/30/23	$25,965	$26,239
07/31/23	$26,799	$27,082
08/31/23	$26,370	$26,650
09/30/23	$25,107	$25,380
10/31/23	$24,572	$24,846
11/30/23	$26,813	$27,115
12/31/23	$28,033	$28,347
01/31/24	$28,500	$28,824
02/29/24	$30,017	$30,363
03/31/24	$30,980	$31,339
04/30/24	$29,710	$30,059
05/31/24	$31,181	$31,550
06/30/24	$32,296	$32,682
07/31/24	$32,682	$33,080
08/31/24	$33,469	$33,882

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SVSPX	26.92%	15.83%	12.84%
S&P 500 Index	27.14%	15.92%	12.98%

AssetsNet	$ 1,517,775,810
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 175,195
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2024

Statistic	Value
Total Net Assets	$1,517,775,810
Number of Portfolio Holdings	506
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$175,195

Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
Apple, Inc.	6.9%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., A	2.4%
Alphabet, Inc., A	2.0%
Berkshire Hathaway, Inc., B	1.8%
Alphabet, Inc., C	1.7%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]